Financial Instruments - Transfer between levels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments
Transfers out of Level 1 into Level 2, assets	$ 0	$ 0
Transfers out of Level 2 into Level 1, assets	0	0
Transfers between Level 2 and 3, assets	0	0
Transfers out of Level 1 into Level 2, liabilities	0	0
Transfers out of Level 2 into Level 1, liabilities	0	0
Transfers between Level 2 and 3, liabilities	$ 0	$ 0